Summary Prospectus and Prospectus Supplement
International Value Fund
Summary Prospectus and Prospectus dated April 1, 2024

Disciplined Core Value Fund
Disciplined Growth Fund
Equity Growth Fund
Global Gold Fund
Small Company Fund
Utilities Fund
Summary Prospectuses and Prospectuses dated November 1, 2024

Supplement dated February 14, 2025

Arun Daniel, Portfolio Manager and Head of Disciplined Equity Group Strategies, no longer serves as portfolio manager for the funds effective February 14, 2025.

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